Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Financial Instruments Representing Credit Risk	The following represents financial instruments whose contract amounts represent credit risk:

	2013	2012
Commitments to extend credit	$27,096,000	$20,560,000
Standby letters of credit	219,000	163,000